Events occurring after the reporting period (Details)					2 Months Ended	6 Months Ended
	Mar. 31, 2021 GBP (£)	Jan. 07, 2021 USD ($) $ / shares	Jan. 07, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Mar. 05, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Events occurring after the reporting date
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners		$ 14,665,000	£ 10,718,000
Dividends paid before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.09
Net book value of disposals of intangible assets						£ 13,519,000	£ 51,902,000
Additions or extensions of intangible assets						79,824,000	104,965,000
Minimum amount of consolidated profit or loss (EBITDA) to be maintained				£ 65,000,000
Period of time for financial maintenance covenant testing				12 months
Registrations
Events occurring after the reporting date
Net book value of disposals of intangible assets						13,519,000	51,902,000
Additions or extensions of intangible assets						£ 78,895,000	£ 103,489,000
Disposal of playing registrations | Registrations
Events occurring after the reporting date
Proceeds from disposal of registrations, net of associated costs					£ 1,113,000
Net book value of disposals of intangible assets					609,000
Acquisition or extension of playing registrations | Registrations
Events occurring after the reporting date
Additions or extensions of intangible assets					£ 24,007,000
Due term of payments					5 years
Changes in financial covenants
Events occurring after the reporting date
Reduced minimum amount of consolidated profit or loss (EBITDA) to be maintained	£ 25,000,000